Consolidated Statements of Income and Other Comprehensive Income (Parentheticals) - ₪ / shares	Feb. 28, 2023	Dec. 31, 2022	Aug. 16, 2022	Mar. 06, 2022	Dec. 31, 2021	Mar. 02, 2021	Dec. 31, 2020
Profit or loss [abstract]
Par value per share	₪ 18	₪ 0.1	₪ 0.1	₪ 0.1	₪ 0.1	₪ 0.1	₪ 0.1